Income taxes - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Difference in tax rates of subsidiaries outside PRC			3.00%
Effect of permanent differences	(6.00%)	(7.00%)	(3.00%)
Research and development super deduction	3.00%	15.00%
Non-taxable income	1.00%	1.00%
Effect of tax holiday		2.00%	(5.00%)
Change in estimates for uncertain tax positions	(35.00%)
Others	(3.00%)
Change in valuation allowance	(4.00%)	(36.00%)
Effect tax rate	(19.00%)		20.00%